SEGMENTED INFORMATION - Geographic segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segmented Information
Metal sales	$ 3,455.1	$ 2,599.6
Property, plant and equipment	7,741.4	7,617.7
United States
Segmented Information
Metal sales	1,315.0	1,292.0
Property, plant and equipment	1,518.6	1,818.5
Brazil
Segmented Information
Metal sales	1,021.5	987.9
Property, plant and equipment	1,629.4	1,672.7
Mauritania
Segmented Information
Metal sales	935.0	314.7
Property, plant and equipment	2,280.6	2,419.9
Chile
Segmented Information
Metal sales	183.6	5.0
Property, plant and equipment	910.3	779.9
Canada
Segmented Information
Property, plant and equipment	$ 1,402.5
Russia
Segmented Information
Property, plant and equipment		616.1
Ghana
Segmented Information
Property, plant and equipment		$ 310.6